Risk/Return Summary - FidelitySAIBondFunds-ComboPRO - FidelitySAIBondFunds-ComboPRO - Fidelity SAI Low Duration Income Fund	Oct. 30, 2024
Risk Lose Money [Text]
Prospectus Line Items
Risk Text Block	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]
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Risk Text Block	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
LeverageRiskMember
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Risk Text Block	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FinancialServicesConcentrationMember
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Risk Text Block	Financial Services Concentration. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.
IssuerSpecificChangesMember
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Risk Text Block	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
InterestRateChangesMember
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Risk Text Block	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
ForeignExposureMember
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Risk Text Block	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
PrepaymentMember
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Risk Text Block	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.